UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global
Real Estate Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2025

Schwab Fundamental Global Real Estate Index Fund

Ticker Symbol: SFREX

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$20	0.39% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance
data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014) 1,2	7.60%	9.61%	4.76%	4.43%
MSCI ACWI Index (Net) 3,4	11.25%	15.79%	12.00%	11.10%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) 3,5	7.50%	9.16%	N/A	N/A
Russell RAFI™ Global Select Real Estate Index (Net) 3	8.05%	9.48%	4.26%	4.06%
Fundamental Global Real Estate Spliced Index	7.50%	9.16%	4.19%	4.02%
FTSE EPRA Nareit Global Index (Net) 3	5.85%	2.46%	3.88%	3.63%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net). The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report
1
REG125413-01  00317410

Statistics

Net Assets (thousands)	$79,746
Number of Holdings (excludes derivatives)	334
Portfolio Turnover Rate (not annualized)	11%
Weighted Average Market Cap (millions)	$22,526
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	0.9
Industry Weightings % of Investments
1

Top Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
2
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2025
Schwab Fundamental Global Real Estate Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$9.56	$8.74	$9.35	$11.48	$11.05	$11.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.29	0.30	0.30	0.34	0.30
Net realized and unrealized gains (losses)	0.54	0.87	(0.58)	(2.16)	0.44	0.05
Total from investment operations	0.72	1.16	(0.28)	(1.86)	0.78	0.35
Less distributions:
Distributions from net investment income	(0.12)	(0.34)	(0.33)	(0.27)	(0.35)	(0.34)
Distributions from net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.12)	(0.34)	(0.33)	(0.27)	(0.35)	(0.36)
Net asset value at end of period	$10.16	$9.56	$8.74	$9.35	$11.48	$11.05
Total return	7.60%[2]	13.56%	(3.09%)	(16.30%)	7.02%	3.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%	0.39%[4]	0.39%	0.39%
Net investment income (loss)	3.80%[3]	3.18%	3.46%	3.01%	2.86%	3.17%
Portfolio turnover rate	11%[2]	26%	16%	32%	32%	25%
Net assets, end of period (x 1,000)	$79,746	$76,670	$79,215	$104,272	$134,050	$156,761

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 3.4%
Charter Hall Group	13,852	212,009
Cromwell Property Group	107,328	31,238
Dexus	38,557	189,199
Goodman Group	14,427	322,853
GPT Group	56,081	204,521
Mirvac Group	228,325	351,881
Region Group	44,365	70,740
Scentre Group	197,750	527,059
Stockland	123,349	499,582
Vicinity Ltd.	176,483	298,812
		2,707,894

Belgium 0.4%
Aedifica SA	1,010	77,645
Cofinimmo SA	1,502	134,465
Warehouses De Pauw CVA	3,081	79,080
		291,190

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,693	96,950

Canada 2.4%
Allied Properties Real Estate Investment Trust	9,256	125,359
Altus Group Ltd.	557	24,988
Artis Real Estate Investment Trust	5,633	29,696
Boardwalk Real Estate Investment Trust	513	26,305
Canadian Apartment Properties REIT	5,660	175,156
Choice Properties Real Estate Investment Trust	9,450	99,843
Colliers International Group, Inc.	866	142,983
Crombie Real Estate Investment Trust	7,988	87,479
CT Real Estate Investment Trust	2,162	25,361
Dream Industrial Real Estate Investment Trust	6,870	61,329
First Capital Real Estate Investment Trust	11,225	158,074
FirstService Corp.	869	174,952
Granite Real Estate Investment Trust	1,736	98,900
H&R Real Estate Investment Trust	25,614	226,793
Killam Apartment Real Estate Investment Trust	3,699	48,401
Northwest Healthcare Properties Real Estate Investment Trust	15,749	57,452
RioCan Real Estate Investment Trust	19,749	265,745
SmartCentres Real Estate Investment Trust	5,352	105,064
		1,933,880

China 8.5%
Agile Group Holdings Ltd. *	1,995,000	117,656
A-Living Smart City Services Co. Ltd., Class H	263,000	104,025
C&D International Investment Group Ltd.	60,719	144,813
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	64,200	82,511
China Resources Land Ltd.	375,500	1,485,259
China Resources Mixc Lifestyle Services Ltd.	5,600	28,090
China Vanke Co. Ltd., A Shares *	445,900	425,274
SECURITY	NUMBER OF SHARES	VALUE ($)
China Vanke Co. Ltd., H Shares *	769,500	527,387
CIFI Holdings Group Co. Ltd. *	3,204,000	92,700
Country Garden Services Holdings Co. Ltd.	344,900	288,718
Gemdale Corp., A Shares *	168,200	96,428
Greenland Holdings Corp. Ltd., A Shares *	136,300	36,049
Greentown China Holdings Ltd.	173,500	219,186
Greentown Service Group Co. Ltd.	118,000	75,471
Guangzhou R&F Properties Co. Ltd., H Shares *	1,631,822	156,174
Hopson Development Holdings Ltd. *	326,600	148,312
KE Holdings, Inc., ADR	23,926	420,619
Longfor Group Holdings Ltd.	626,000	858,398
Midea Real Estate Holding Ltd. *	36,600	22,491
Onewo, Inc., H Shares	11,300	36,575
Poly Developments & Holdings Group Co. Ltd., A Shares	251,100	280,779
Red Star Macalline Group Corp. Ltd., H Shares *	151,200	31,133
Seazen Group Ltd. *	1,294,000	414,396
Seazen Holdings Co. Ltd., A Shares *	35,600	74,189
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	250,700	79,239
Shui On Land Ltd.	1,365,500	133,388
Sunac China Holdings Ltd. *(a)	1,775,000	349,876
Zhuhai Huafa Properties Co. Ltd., A Shares	63,600	46,993
		6,776,129

France 2.3%
Altarea SCA	232	27,548
Carmila SA *	4,047	81,480
Covivio SA	2,913	190,953
Gecina SA	2,042	200,508
ICADE	5,581	135,647
Klepierre SA	9,256	361,419
Mercialys SA	5,789	73,485
Nexity SA *	19,475	196,764
Pierre Et Vacances SA *	6,230	11,390
Unibail-Rodamco-Westfield *	5,574	579,917
		1,859,111

Germany 1.6%
LEG Immobilien SE	2,334	195,650
TAG Immobilien AG	8,859	158,717
Vonovia SE	28,894	935,684
		1,290,051

Guernsey 0.0%
Sirius Real Estate Ltd.	24,023	32,989

Hong Kong 11.5%
China Jinmao Holdings Group Ltd.	2,109,000	398,203
China Overseas Grand Oceans Group Ltd.	762,000	221,919
China Overseas Land & Investment Ltd.	866,500	1,561,142
CK Asset Holdings Ltd.	191,450	905,845
Fortune Real Estate Investment Trust	108,000	66,869
Hang Lung Group Ltd.	125,000	219,054
Hang Lung Properties Ltd.	145,697	148,747
Henderson Land Development Co. Ltd.	66,866	232,035
Hongkong Land Holdings Ltd.	65,327	405,048
Hysan Development Co. Ltd.	50,500	94,973
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	93,000	241,202
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Link REIT	97,100	518,628
New World Development Co. Ltd. *(a)	806,460	690,673
Poly Property Group Co. Ltd.	898,000	185,171
Shanghai Industrial Holdings Ltd.	115,000	213,674
Shenzhen Investment Ltd. *	756,000	81,595
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	170,204	202,779
Sun Hung Kai Properties Ltd.	114,842	1,356,558
Swire Pacific Ltd., A Shares	53,500	458,583
Swire Pacific Ltd., B Shares	102,500	153,181
Swire Properties Ltd.	52,800	143,261
Wharf Holdings Ltd.	51,000	146,369
Wharf Real Estate Investment Co. Ltd.	111,400	325,387
Yuexiu Property Co. Ltd.	323,359	206,253
		9,177,149

Israel 0.5%
Alony Hetz Properties & Investments Ltd.	8,088	91,911
Ashtrom Group Ltd.	1,826	37,270
Azrieli Group Ltd.	666	63,838
Elco Ltd.	1,332	71,107
G City Ltd.	9,940	37,784
Melisron Ltd.	312	36,563
Mivne Real Estate KD Ltd.	18,030	66,059
		404,532

Japan 11.6%
Activia Properties, Inc.	86	79,068
Advance Residence Investment Corp.	82	90,953
AEON REIT Investment Corp.	90	80,471
Daito Trust Construction Co. Ltd.	7,070	752,331
Daiwa House REIT Investment Corp.	168	144,829
Daiwa Office Investment Corp.	26	64,666
Daiwa Securities Living Investments Corp.	82	59,985
Frontier Real Estate Investment Corp.	100	59,491
GLP J-Reit	123	114,878
Heiwa Real Estate Co. Ltd.	1,800	27,693
Hulic Co. Ltd.	29,000	311,070
Industrial & Infrastructure Fund Investment Corp.	86	75,755
Invincible Investment Corp.	141	63,902
Japan Excellent, Inc.	63	62,719
Japan Hotel REIT Investment Corp.	102	59,870
Japan Logistics Fund, Inc.	85	56,604
Japan Metropolitan Fund Invest	283	215,432
Japan Prime Realty Investment Corp.	144	101,271
Japan Real Estate Investment Corp.	233	202,531
Japan Wool Textile Co. Ltd.	7,800	84,419
KDX Realty Investment Corp.	77	88,524
Leopalace21 Corp.	8,400	39,525
Mitsubishi Estate Co. Ltd.	72,800	1,550,824
Mitsui Fudosan Accommodations Fund, Inc.	73	61,275
Mitsui Fudosan Co. Ltd.	153,300	1,620,723
Nippon Building Fund, Inc.	244	236,090
Nippon Prologis REIT, Inc.	194	112,724
Nomura Real Estate Holdings, Inc.	48,800	301,525
Nomura Real Estate Master Fund, Inc.	184	201,408
NTT UD REIT Investment Corp.	61	56,424
Orix JREIT, Inc.	224	149,315
Relo Group, Inc.	5,700	67,206
Sekisui House Reit, Inc.	135	74,164
Starts Corp., Inc.	4,100	138,509
Sumitomo Realty & Development Co. Ltd.	18,300	751,759
Token Corp.	1,400	134,756
Tokyo Tatemono Co. Ltd.	14,800	278,203
Tokyu Fudosan Holdings Corp.	63,300	507,759
SECURITY	NUMBER OF SHARES	VALUE ($)
United Urban Investment Corp.	123	148,257
		9,226,908

Jersey 0.4%
International Workplace Group PLC	117,272	321,357

Luxembourg 0.4%
Aroundtown SA *	63,001	250,026
Grand City Properties SA	2,655	34,245
		284,271

Mexico 0.6%
Corp. Inmobiliaria Vesta SAB de CV	8,398	23,141
FIBRA Macquarie Mexico	37,283	62,203
Fibra Uno Administracion SA de CV	250,139	351,665
Prologis Property Mexico SA de CV	7,516	27,717
		464,726

Netherlands 0.4%
CTP NV	1,754	37,716
Eurocommercial Properties NV	2,390	75,866
NEPI Rockcastle NV *	25,271	209,890
		323,472

Philippines 0.8%
Alliance Global Group, Inc.	325,700	41,607
Ayala Corp.	18,650	177,868
Ayala Land, Inc.	355,232	174,057
Megaworld Corp.	1,500,000	54,117
Robinsons Land Corp.	110,500	28,425
SM Prime Holdings, Inc.	303,200	122,564
		598,638

Singapore 1.6%
CapitaLand Ascendas REIT	104,988	222,542
CapitaLand Ascott Trust	104,480	72,006
CapitaLand Integrated Commercial Trust	124,675	221,531
City Developments Ltd.	40,400	214,115
Frasers Logistics & Commercial Trust	103,800	73,576
Mapletree Industrial Trust	53,444	85,772
Mapletree Logistics Trust	95,531	90,765
Mapletree Pan Asia Commercial Trust	79,227	85,211
UOL Group Ltd.	38,680	224,581
		1,290,099

South Africa 0.7%
Fortress Real Estate Investments Ltd., Class B	25,791	32,926
Growthpoint Properties Ltd.	297,710	243,383
Hyprop Investments Ltd.	24,318	64,488
Redefine Properties Ltd.	537,741	154,390
Resilient REIT Ltd.	8,215	31,281
Vukile Property Fund Ltd.	27,722	33,636
		560,104

Spain 0.4%
Inmobiliaria Colonial Socimi SA	12,618	83,299
Merlin Properties Socimi SA	13,589	202,599
		285,898

See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 0.7%
Castellum AB	13,803	156,538
Corem Property Group AB, B Shares	30,818	14,997
Fabege AB	7,618	65,600
Fastighets AB Balder, B Shares *	10,813	76,981
Pandox AB	1,218	22,045
Sagax AB, B Shares	2,017	43,738
Samhallsbyggnadsbolaget i Norden AB *	172,640	87,259
Wihlborgs Fastigheter AB	6,442	64,000
		531,158

Switzerland 0.8%
Allreal Holding AG	566	128,213
Mobimo Holding AG	196	77,436
PSP Swiss Property AG	752	125,102
Swiss Prime Site AG	2,076	288,737
		619,488

Taiwan 0.1%
Huaku Development Co. Ltd.	17,640	57,597
Ruentex Development Co. Ltd.	40,273	39,599
		97,196

Thailand 0.6%
3BB Internet Infrastructure Fund, Class F	345,500	68,885
Central Pattana PCL NVDR	88,000	140,146
Land & Houses PCL NVDR	837,211	100,811
Pruksa Holding PCL NVDR	111,500	14,112
Sansiri PCL NVDR	1,411,783	62,779
Supalai PCL NVDR	165,282	78,062
		464,795

United Arab Emirates 1.3%
Aldar Properties PJSC	47,767	124,940
Emaar Development PJSC	34,795	139,542
Emaar Properties PJSC	192,019	752,769
		1,017,251

United Kingdom 2.0%
Big Yellow Group PLC	4,435	54,587
British Land Co. PLC	34,985	158,856
Cushman & Wakefield PLC *	22,273	351,245
Derwent London PLC	3,666	84,394
Grainger PLC	24,903	65,482
Land Securities Group PLC	32,428	243,039
LondonMetric Property PLC	18,178	45,276
Primary Health Properties PLC	76,578	95,288
Safestore Holdings PLC	7,095	60,436
Savills PLC	12,523	154,027
Segro PLC	21,735	184,445
Tritax Big Box REIT PLC	36,969	69,433
UNITE Group PLC	6,133	57,890
		1,624,398

United States 46.2%
Acadia Realty Trust	2,925	58,529
Agree Realty Corp.	1,262	91,798
Alexander & Baldwin, Inc.	4,074	78,791
Alexandria Real Estate Equities, Inc.	6,454	532,068
American Assets Trust, Inc.	2,822	58,980
American Healthcare REIT, Inc.	1,288	55,114
SECURITY	NUMBER OF SHARES	VALUE ($)
American Homes 4 Rent, Class A	6,447	230,932
American Tower Corp.	9,671	1,971,433
Americold Realty Trust, Inc.	12,807	184,933
Anywhere Real Estate, Inc. *	33,904	207,153
Apple Hospitality REIT, Inc.	13,224	172,705
AvalonBay Communities, Inc.	3,241	634,750
Brandywine Realty Trust	14,814	63,108
Brixmor Property Group, Inc.	11,130	311,529
Broadstone Net Lease, Inc.	6,080	113,027
BXP, Inc.	8,771	635,985
Camden Property Trust	2,913	326,198
CareTrust REIT, Inc.	1,926	66,274
CBRE Group, Inc., Class A *	12,929	2,096,049
Centerspace	398	23,681
Claros Mortgage Trust, Inc.	22,558	83,465
Compass, Inc., Class A *	25,578	232,248
COPT Defense Properties	5,156	148,390
CoStar Group, Inc. *	3,475	310,978
Cousins Properties, Inc.	7,008	206,666
Crown Castle, Inc.	15,798	1,566,214
CubeSmart	5,004	204,764
Curbline Properties Corp.	1,172	26,405
DiamondRock Hospitality Co.	12,832	109,842
Digital Realty Trust, Inc.	6,934	1,162,416
Diversified Healthcare Trust	23,035	87,763
Douglas Emmett, Inc.	12,348	200,161
Easterly Government Properties, Inc.	2,402	54,982
EastGroup Properties, Inc.	692	117,336
Elme Communities	3,893	66,492
Empire State Realty Trust, Inc., Class A	11,009	84,219
EPR Properties	3,426	185,861
Equinix, Inc.	1,353	1,063,715
Equity LifeStyle Properties, Inc.	3,424	206,433
Equity Residential	11,500	760,380
Essential Properties Realty Trust, Inc.	2,061	64,551
Essex Property Trust, Inc.	1,533	414,232
eXp World Holdings, Inc.	13,023	141,039
Extra Space Storage, Inc.	2,800	402,024
Federal Realty Investment Trust	2,562	257,609
First Industrial Realty Trust, Inc.	2,750	144,650
Four Corners Property Trust, Inc.	2,014	52,142
Gaming & Leisure Properties, Inc.	6,595	316,626
Global Net Lease, Inc.	11,431	89,962
Healthcare Realty Trust, Inc.	14,719	255,816
Healthpeak Properties, Inc.	24,363	437,072
Highwoods Properties, Inc.	6,765	213,300
Host Hotels & Resorts, Inc.	37,376	643,241
Howard Hughes Holdings, Inc. *	413	31,500
Hudson Pacific Properties, Inc. *	52,291	146,938
Independence Realty Trust, Inc.	4,617	83,614
Innovative Industrial Properties, Inc.	469	26,574
InvenTrust Properties Corp.	2,362	70,317
Invitation Homes, Inc.	13,632	426,545
Iron Mountain, Inc.	6,537	603,561
JBG SMITH Properties	9,916	212,599
Jones Lang LaSalle, Inc. *	3,809	1,163,916
Kennedy-Wilson Holdings, Inc.	10,399	91,511
Kilroy Realty Corp.	7,211	299,905
Kimco Realty Corp.	17,487	393,283
Kite Realty Group Trust	5,295	120,832
Lamar Advertising Co., Class A	2,669	339,630
Lineage, Inc.	973	40,778
LTC Properties, Inc.	1,354	49,421
LXP Industrial Trust	13,153	119,429
Macerich Co.	12,428	228,675
Marcus & Millichap, Inc.	1,750	57,033
McGrath RentCorp	917	111,406
Medical Properties Trust, Inc.	63,847	287,312
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	3,274	477,415
National Health Investors, Inc.	1,158	90,660
National Storage Affiliates Trust	1,919	61,849
Newmark Group, Inc., Class A	7,692	140,071
NNN REIT, Inc.	4,895	210,044
Omega Healthcare Investors, Inc.	6,851	291,647
Outfront Media, Inc.	8,899	166,233
Paramount Group, Inc. *	12,695	91,404
Park Hotels & Resorts, Inc.	23,306	274,079
Peakstone Realty Trust	4,095	52,088
Pebblebrook Hotel Trust	9,614	107,100
Phillips Edison & Co., Inc.	3,386	119,153
Piedmont Realty Trust, Inc., Class A	10,539	89,265
Prologis, Inc.	13,559	1,542,743
Public Storage	2,641	778,012
Realty Income Corp.	11,694	687,139
Regency Centers Corp.	4,633	335,892
Rexford Industrial Realty, Inc.	3,392	140,463
RLJ Lodging Trust	17,038	131,193
Ryman Hospitality Properties, Inc.	1,110	109,657
Sabra Health Care REIT, Inc.	9,815	187,565
SBA Communications Corp.	1,951	399,662
Service Properties Trust (c)	67,900	183,330
Sila Realty Trust, Inc.	1,003	25,015
Simon Property Group, Inc.	7,338	1,325,683
SITE Centers Corp.	658	8,080
SL Green Realty Corp.	3,994	227,219
STAG Industrial, Inc.	4,483	165,199
Summit Hotel Properties, Inc.	4,660	25,537
Sun Communities, Inc.	3,548	450,135
Sunstone Hotel Investors, Inc.	12,452	118,045
Tanger, Inc.	3,049	104,215
Terreno Realty Corp.	1,226	70,826
UDR, Inc.	8,851	350,234
Uniti Group, Inc.	22,603	142,399
Urban Edge Properties	5,052	104,526
Ventas, Inc.	14,230	968,778
Veris Residential, Inc.	2,995	47,111
VICI Properties, Inc.	16,306	550,817
Vornado Realty Trust	9,140	347,594
Welltower, Inc.	8,957	1,507,284
WP Carey, Inc.	6,561	440,243
Xenia Hotels & Resorts, Inc.	7,634	107,868
		36,882,282
Total Common Stocks (Cost $59,520,879)		79,161,916

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United States 0.1%
iShares Core U.S. REIT ETF	1,344	78,678
Total Investment Companies (Cost $76,224)		78,678

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	974,426	974,426
Total Short-Term Investments (Cost $974,426)		974,426
Total Investments in Securities (Cost $60,571,529)		80,215,020

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/19/25	8	296,560	4,504
MSCI Emerging Markets Index, expires 09/19/25	2	126,490	96
			4,600

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $711,077.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Real Estate Development	14.1%
Diversified Real Estate Activities	11.7%
Retail REITs	10.5%
Real Estate Operating Companies	7.8%
Real Estate Services	7.1%
Health Care REITs	6.5%
Diversified REITs	6.5%
Office REITs	5.8%
Industrial REITs	5.4%
Telecom Tower REITs	4.9%
Multi-Family Residential REITs	4.7%
Data Center REITs	2.8%
Other Specialized REITs	2.8%
Hotel & Resort REITs	2.7%
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

% OF NET ASSETS
Self Storage REITs	2.0%
Single-Family Residential REITs	1.7%
Industrial Conglomerates	1.3%
Other (b)	1.1%
Short Term Investments	1.2%
Total	100.6%

(a)	Excludes derivatives.
(b)	Includes holdings within industries that are less than 1.0% of net assets.
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

United States 0.2%
Service Properties Trust	$—	$42,364	$—	$—	($12,701 )	$183,330	67,900	$1,263

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$39,410,827	$—	$—	$39,410,827
Australia	—	2,707,894	—	2,707,894
Belgium	—	291,190	—	291,190
China	568,931	6,207,198	—	6,776,129
France	—	1,859,111	—	1,859,111
Germany	—	1,290,051	—	1,290,051
Hong Kong	153,181	9,023,968	0 *	9,177,149
Israel	—	404,532	—	404,532
Japan	218,338	9,008,570	—	9,226,908
Jersey	—	321,357	—	321,357
Luxembourg	—	284,271	—	284,271
Netherlands	209,890	113,582	—	323,472
Philippines	370,464	228,174	—	598,638
Singapore	—	1,290,099	—	1,290,099
South Africa	32,926	527,178	—	560,104
Spain	—	285,898	—	285,898
Sweden	65,600	465,558	—	531,158
Switzerland	—	619,488	—	619,488
Taiwan	—	97,196	—	97,196
Thailand	92,174	372,621	—	464,795
United Arab Emirates	—	1,017,251	—	1,017,251
United Kingdom	505,272	1,119,126	—	1,624,398
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Investment Companies[1]	$78,678	$—	$—	$78,678
Short-Term Investments[1]	974,426	—	—	974,426
Futures Contracts[2]	4,600	—	—	4,600
Total	$42,685,307	$37,534,313	$0	$80,219,620

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $291,325)		$183,330
Investments in securities, at value - unaffiliated issuers (cost $60,280,204) including securities on loan of $711,077		80,031,690
Cash		14,176
Foreign currency, at value (cost $86,960)		86,919
Deposit with broker for futures contracts		54,764
Receivables:
Investments sold		165,634
Dividends		138,039
Fund shares sold		121,483
Foreign tax reclaims		58,518
Income from securities on loan		5,381
Variation margin on future contracts	+	1,714
Total assets		80,861,648

Liabilities
Collateral held for securities on loan		974,426
Payables:
Investments bought		63,479
Fund shares redeemed		48,680
Investment adviser fees		26,892
Deferred dividend income	+	2,139
Total liabilities		1,115,616
Net assets		$79,746,032

Net Assets by Source
Capital received from investors		$95,535,406
Total distributable loss	+	(15,789,374)
Net assets		$79,746,032

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$79,746,032		7,849,275		$10.16

See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $68,994)		$1,547,434
Other Interest		2,426
Dividends received from securities - affiliated issuers		1,263
Securities on loan, net	+	42,967
Total investment income		1,594,090

Expenses
Investment adviser fees		148,071
Total expenses	–	148,071
Net investment income		1,446,019

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		954,579
Net realized losses on futures contracts		(16,990)
Net realized gains on foreign currency transactions	+	9,146
Net realized gains		946,735
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(12,701)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,222,965
Net change in unrealized appreciation (depreciation) on futures contracts		8,522
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	6,277
Net change in unrealized appreciation (depreciation)		3,225,063
Net realized and unrealized gains		4,171,798
Increase in net assets resulting from operations		$5,617,817
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$1,446,019	$2,487,583
Net realized gains (losses)		946,735	(3,721,763)
Net change in unrealized appreciation (depreciation)	+	3,225,063	11,332,523
Increase in net assets resulting from operations		$5,617,817	$10,098,343

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($926,914 )	($2,869,714 )

TRANSACTIONS IN FUND SHARES
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		487,475	$4,694,729	1,651,897	$15,225,612
Shares reinvested		75,940	717,574	242,156	2,206,575
Shares redeemed	+	(735,781)	(7,027,245)	(2,934,000)	(27,205,369)
Net transactions in fund shares		(172,366)	($1,614,942 )	(1,039,947)	($9,773,182 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,021,641	$76,670,071	9,061,588	$79,214,624
Total increase (decrease)	+	(172,366)	3,075,961	(1,039,947)	(2,544,553)
End of period		7,849,275	$79,746,032	8,021,641	$76,670,071
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2015 Fund
Schwab Fundamental U.S. Large Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental U.S. Small Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Equity Index Fund	Schwab Target 2030 Fund
Schwab Fundamental International Small Equity Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Monthly Income Fund — Target Payout
Schwab International Index Fund	Schwab Monthly Income Fund — Flexible Payout
Schwab MarketTrack All Equity Portfolio™	Schwab Monthly Income Fund — Income Payout
Schwab MarketTrack Growth Portfolio™	Schwab Target 2010 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2020 Index Fund
Schwab International Opportunities Fund™	Schwab Target 2025 Index Fund
Schwab Balanced Fund	Schwab Target 2030 Index Fund
Schwab Core Equity Fund	Schwab Target 2035 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2040 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2045 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2050 Index Fund
Schwab Health Care Fund	Schwab Target 2055 Index Fund
Schwab International Core Equity Fund	Schwab Target 2060 Index Fund
Schwab Target 2010 Fund	Schwab Target 2065 Index Fund
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.  Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Fundamental Global Real Estate Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of August 31, 2025, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. A non-recurring dividend with a payable date of August 29, 2025, and an ex-date of September 2, 2025, is presented in the Statement of Assets and Liabilities as Deferred dividend income payable.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of August 31, 2025, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.39% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2025, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $2,448,788 and $1,604,041, respectively, and includes net realized gain of $476,933.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

 5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of August 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$4,600	$4,600

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($16,990 )	($16,990 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$8,522	$8,522

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$548,915	12

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$8,234,192	$9,080,081

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$69,181,123	$14,703,956	($3,665,459 )	$11,038,497

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the fund had capital loss carryforwards of $26,430,897.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2025. The tax basis components of distributions paid during the fiscal year ended February 28, 2025 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$2,869,714
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended February 28, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental Global Real Estate Index Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2024, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar funds tracking global real estate indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

MFR87850-10
00317399

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 22, 2025